provisions (Tables)	6 Months Ended
Jun. 30, 2019
provisions
Schedule of other provisions

		Asset
		retirement	Employee-	Written put
(millions)	Note	obligation	related	options	Other	Total
As at April 1, 2019		$338	$57	$277	$91	$763
Additions		—	19	—	24	43
Reversal		—	—	(1)	—	(1)
Use		(1)	(15)	—	(7)	(23)
Interest effect		2	—	3	—	5
Effects of foreign exchange, net		—	—	(4)	—	(4)
As at June 30, 2019		$339	$61	$275	$108	$783
As at January 1, 2019
As previously reported		$336	$88	$290	$143	$857
IFRS 16, Leases transitional amount	2(c)	—	—	—	(57)	(57)
As adjusted		336	88	290	86	800
Additions		—	35	—	45	80
Reversal		—	—	(3)	(1)	(4)
Use		(2)	(62)	(7)	(22)	(93)
Interest effect		5	—	6	—	11
Effects of foreign exchange, net		—	—	(11)	—	(11)
As at June 30, 2019		$339	$61	$275	$108	$783
Current		$6	$56	$—	$31	$93
Non-current		333	5	275	77	690
As at June 30, 2019		$339	$61	$275	$108	$783